Concessions and Authorizations (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Concessions and Authorizations Held

Cemig holds the following concessions or authorizations:

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION
Hydroelectric plants
Emborcação	Cemig GT	07/1997	07/2025
Nova Ponte (1)	Cemig GT	07/1997	07/2025
Santa Luzia (1)	Cemig GT	07/1997	02/2026
Sá Carvalho (1)	Sá Carvalho	01/2004	12/2024
Rosal (1)	Rosal Energia	01/1997	05/2032
Machado Mineiro (1) Salto Voltão (1) Salto Paraopeba (1) Salto do Passo Velho (1)	Horizontes Energia	Resolution 331/2002	07/2025 10/2030 10/2030 10/2030
PCH Pai Joaquim (1)	Cemig PCH	Authorizing Resolution 377/2005	04/2032
Irapé (1)	Cemig GT	14/2000	02/2035
Queimado (Consortium) (1)	Cemig GT	06/1997	01/2033
Salto Morais (1)	Cemig GT	02/2013	07/2020
Rio de Pedras (1)	Cemig GT	02/2013	09/2024
Luiz Dias (1)	Cemig GT	02/2013	08/2025
Poço Fundo (1)	Cemig GT	02/2013	08/2025
São Bernardo (1)	Cemig GT	02/2013	08/2025
Xicão (1)	Cemig GT	02/2013	08/2025
Três Marias (2)	Cemig Geração Três Marias S.A.	08/2016	01/2046
Salto Grande (2)	Cemig Geração Salto Grande	09/2016	01/2046
Itutinga (2)	Cemig Geração Itutinga	10/2016	01/2046
Camargos (2)	Cemig Geração Camargos	11/2016	01/2046
Coronel Domiciano, Joasal, Marmelos, Paciência e Piau (2)	Cemig Geração Sul	12/2016 and 13/2016	01/2046
Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras (2)	Cemig Geração Leste	14/2016 and 15/2016	01/2046
Cajurú, Gafanhoto and Martins (2)	Cemig Geração Oeste S.A.	16/2016	01/2046
Thermal plants
Igarapé (1)	Cemig GT	07/1997	08/2024
POWER TRANSMISSION
National grid (3)	Cemig GT	006/1997	07/2015
Itajubá Substation (3)	Cemig GT	79/2000	10/2030
ELECTRICITY DISTRIBUTION (4)	Cemig D	002/1997 003/1997 004/1997 005/1997	12/2045
GAS DISTRIBUTION (4)	Gasmig	State Law 11,021/1993	01/2053

(1)	Generation concession contracts that are not within the scope of IFRC 12, whose infrastructure assets are recorded as PP&E since the concession grantor does not have control over whom the service is provided to as the output is being sold mainly in the Free Market (‘ACL’).
(2)	Generation concession contracts within the scope of scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.
(3)	Transmission concession contracts within the scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.
(4)	Concession contracts that are within the scope of IFRIC 12 and under which the concession infrastructure assets are recorded under the intangible and financial assets bifurcation model.

Schedule of Concession and Amount to Be Paid

In obtaining the concessions for certain generation projects, Cemig GT is required to make payments to the regulator, over the period of the concession contract. Details on the concessions and the amounts to be paid are as follows:

Project	Percentage interest	Nominal value in 2017	Present value in 2017	Amortization period	Inflation index to be used to adjust historical amounts
Irapé	100.00	33	14	03/2006 – 02/2035	IGP-M
Queimado (Consortium)	82.50	8	4	01/2004 – 12/2032	IGP-M
Salto Morais Small Hydro Plant	100.00	—	—	06/2013 – 07/2020	IPCA
Rio de Pedras Small Hydro Plant	100.00	1	—	06/2013 – 09/2024	IPCA
Various Small Hydro Plants (*)	100.00	3	3	06/2013 – 08/2025	IPCA

(*)	Luiz Dias, Poço Fundo, São Bernardo and Xicão.

Schedule of Present Value and Nominal Value Portion to Be paid

The amounts paid to the grantor in 2017, the present value and the nominal value of the portions to be paid in the next 12 months, are as follows:

Project	Percentage interest	Amounts paid in 2017	Present value of amounts to be paid in the next 12 months	Nominal value of amounts to be paid in 12 months
Irapé	100.00	2	2	2
Queimado (Consortium)	82.50	1	1	1
Salto Morais, Rio de Pedras and Others	100.00	1	1	1